Notes to the Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Summary of Changes in Liabilities Arising From Financing Activities

The following table shows the changes in liabilities arising from financing activities:

			Foreign
			exchange
	2017	Cash flows	movement	Others	2018
	(in million pesos)
Interest-bearing financial liabilities (Note 20)	172,611	1,722	1,723	220	176,276
Long-term financing for capital expenditures (Note 21)	5,580	—	—	(2,615)	2,965
Accrued dividends and other related costs	1,176	(6,614)	—	6,785	1,347
Dividends	1,575	(13,928)	—	13,886	1,533
	180,942	(18,820)	1,723	18,276	182,121
			Foreign
			exchange
	2016	Cash flows	movement	Others	2017
	(in million pesos)
Interest-bearing financial liabilities (Note 20)	185,032	(13,097)	417	259	172,611
Long-term financing for capital expenditures (Note 21)	13,673	(7,735)	—	(358)	5,580
Accrued interests and other related costs	1,412	(7,076)	—	6,840	1,176
Dividends	1,544	(16,617)	—	16,648	1,575
	201,661	(44,525)	417	23,389	180,942